UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 909 Third Avenue
         16th Floor
         New York, NY  10022

13F File Number:  028-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon R. Persson
Title:     Chief Compliance Officer
Phone:     212-583-6248

Signature, Place, and Date of Signing:

 /s/   Jon R. Persson     New York, NY/USA     August 08, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $135,327 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BLACKROCK KELSO CAPITAL CORP   COM              092533108      893    99554 SH       SOLE                        0        0    99554
CALIFORNIA PIZZA KITCHEN INC   COM              13054D109      858    46474 SH       SOLE                        0        0    46474
CANTEL MEDICAL CORP            COM              138098108      824    30625 SH       SOLE                        0        0    30625
CENTRAL FD CDA LTD             CL A             153501101      618    30360 SH       SOLE                        0        0    30360
ISHARES INC                    MSCI JAPAN       464286848      534    51179 SH       SOLE                        0        0    51179
ISHARES TR                     S&P 100 IDX FD   464287101     7406   126085 SH       SOLE                        0        0   126085
ISHARES TR                     MSCI EAFE INDEX  464287465      315     5229 SH       SOLE                        0        0     5229
ISHARES TR                     RUSSELL 1000     464287622    16928   229097 SH       SOLE                        0        0   229097
ISHARES TR                     RUSSELL 2000     464287655    19282   232873 SH       SOLE                        0        0   232873
ISHARES TR                     MSCI ESG SEL SOC 464288802      569     9851 SH       SOLE                        0        0     9851
MASTERCARD INC                 CL A             57636Q104      240      795 SH       SOLE                        0        0      795
PROGRESSIVE WASTE SOLUTIONS    COM              74339G101      237     9513 SH       SOLE                        0        0     9513
REPUBLIC SVCS INC              COM              760759100      636    20622 SH       SOLE                        0        0    20622
SPDR INDEX SHS FDS             MSCI ACWI EXUS   78463x848     2013    58096 SH       SOLE                        0        0    58096
SPDR S&P 500 ETF TR            TR UNIT          78462F103    49979   378715 SH       SOLE                        0        0   378715
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     3288    54272 SH       SOLE                        0        0    54272
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    26006   522095 SH       SOLE                        0        0   522095
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     4701    96696 SH       SOLE                        0        0    96696